Financial statements	12 Months Ended
Dec. 31, 2018
Disclosure Of General Information About Financial Statements [Abstract]
Disclosure of general information about financial statements [text block]
2 Financial statements
22
Assets and liabilities on the balance sheet are classified as current and non-current. Items on the profit and loss account are presented by nature
23
. Assets and liabilities are classified as current when: (i) they are expected to be realised/settled in the entity’s normal operating cycle or within twelve months after the balance sheet date; (ii) they are cash or cash equivalents unless they are restricted from being exchanged or used to settle a liability for at least twelve months after the balance sheet date; or (iii) they are held primarily for the purpose of trading. Derivative financial instruments held for trading are classified as current, apart from their maturity date. Non hedging derivative financial instruments, which are entered into to manage risk exposures but do not satisfy the formal requirements to be considered as hedging, and hedging derivative financial instruments are classified as current when they are expected to be realised/settled within twelve months after the balance sheet date; on the contrary they are classified as non-current.

(22)
The impacts on the financial statements arising from the adoption, starting from January 1, 2018, of the new IFRSs, as well as the other changes in the financial statements are described in note 3 — Changes in accounting policies

(23)	Further information about classification of financial instruments is provided in note 27 — Guarantees, commitments and risks — Other information about financial instruments.
The statement of comprehensive income (loss) shows net profit integrated with income and e xpenses that are
not recognised
directly
in the profit and loss account according to IFRSs.
The statement of changes in shareholders’ equity includes the total comprehensive income (loss) for the year, transactions with shareholders in their capacity as shareholders and other changes in shareholders’ equity.
The statement of cash flows is presented using the indirect method, whereby net profit (loss) is adjusted for the effects of non-cash transactions.